TAXES ON INCOME (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Applicable tax rate percentage	12.50%
Tax effect of tax losses	$ 45,095	$ 24,106	$ 17,659